UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:     June  30,  2008
                                                          ---------------

Check  here  if  Amendment  [_];  Amendment  Number:
     This  Amendment  (Check  only  one.):    [_]  is  a  restatement.
                                              [_]  adds  new  holdings  entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:           Emigrant Bancorp, Inc.
                -------------------------------
Address:        5 East 42nd Street
                -------------------------------
                New York, New York 10017
                -------------------------------

Form  13F  File  Number:  28-11281
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:     John R. Hart
          --------------------------------------
Title:    Vice Chairman and Treasurer
          --------------------------------------
Phone:    212-850-4831
          --------------------------------------

Signature,  Place,  and  Date  of  Signing:

     /s/ John R. Hart          New York, New York          August 13, 2008
     ---------------           -----------------           ---------------
    [Signature]               [City, State]               [Date]

Report  Type  (Check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report  Summary:

Number of Other Included Managers:                        4
                                            -----------------------------
Form 13F Information Table Entry Total:                  10
                                            -----------------------------
Form 13F Information Table Value Total:                168,809
                                            -----------------------------
                                                     (thousands)

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number      Name

    1      28-11238                  New York Private Bank & Trust Corporation
-----      ----------------          -------------------------------------------
    2      28-11216                  Emigrant Bank
-----      ----------------          -------------------------------------------
    3      28-11294                  Emigrant Agency, Inc.
-----      ----------------          -------------------------------------------
    4      28-13079                  Emigrant Portfolio Management Company, LLC
-----      ----------------          -------------------------------------------

                                              FORM 13F INFORMATION TABLE
                                                          6/30/2008
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
Central Bancorp Inc            Common           152418109   515.00   46818 SH       Defined    1,2,3  X
Mechanical Technology Inc      Common           583538202    25.69   20553 SH       Defined    1,2,3  X
Wachovia Corp                  Common           929903102 21742.00 1400000 SH       Defined    1,2,3  X
Merrill Lynch & Co Inc         Common           590188108 31710.00 1000000 SH       Defined  1,2,3,4  X
New York Times Inc             Common           650111107 62966.65 4091400 SH       Defined  1,2,3,4  X
Wachovia Corp                  Common           929903102  7012.29  451532 SH       Defined  1,2,3,4  X
Fifth Third Bancorp            Common           316773100  1501.55  147500 SH       Defined      1,2  X
Molecular Insight              Common           60852M104  2204.00  400000 SH       Defined      1,2  X
Pharmaceuticals Inc
New York Times Inc             Common           650111107 40146.35 2608600 SH       Defined      1,2  X
Wachovia Corp                  Common           929903102   985.88   63482 SH       Defined      1,2  X

Column 7 Other managers:

    1      28-11238         New York Private Bank & Trust Corporation
    2      28-11216         Emigrant Bank
    3      28-11294         Emigrant Agency, Inc.
    4      28-13079         Emigrant Portfolio Management Company, LLC